Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 277,455	$ 613,686	$ 16,983
Accounts Receivable, net of allowance of $5,275 and $195,632, respectively	9,909	17,324	2,844
Inventory	439,066	146,722	82,312
Prepaid Expenses and Other Current Assets	449,017	388,074	634,722
TOTAL CURRENT ASSETS	1,175,447	1,165,806	736,861
Property and Equipment, net	30,119	34,280	35,681
Intangible Assets	141,899	148,647
Other Assets	16,767	26,245	29,093
TOTAL ASSETS	1,364,232	1,374,978	801,635
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities	631,595	505,214	750,807
Related Party Convertible Notes Payable, net of debt discount			174,456
Convertible Notes Payable, net of debt discount	760,346	666,596	677,698
Notes Payable	34,346	37,493	549,936
Redemption Value of Series C Preferred Stock
Accrued Interest	43,164		81,248
Deferred Revenue	466,300	466,300
Derivative Liability	201,907	376,172	5,609,389
TOTAL CURRENT LIABILITIES	2,137,658	2,077,533	7,843,534
SHAREHOLDERS' DEFICIT	(773,426)	(702,555)	(7,041,899)
Preferred Stock - Series A - Par Value of $.001; 1,000,000 shares designated; No shares issued and outstanding as of December 31, 2018 and 1,000,000 shares issued and outstanding as of December 31, 2017			1,000
Preferred Stock - Series B - Par Value of $.001; 7,000,000 shares designated; No shares issued and outstanding as of December 31, 2018 and December 31, 2017
Preferred Stock - Series C - Par Value of $.001; 2,000,000 shares designated; No shares issued and outstanding as of December 31, 2018 and December 31, 2017
Preferred Stock - Series D - Par Value of $.001; 2,000,000 shares designated; No shares issued and outstanding as of December 31, 2018 and December 31, 2017
Preferred Stock - Series E - Par Value of $.001; 789,474 shares designated; No shares issued and outstanding as of December 31, 2018 and December 31, 2017
Common Stock - Par Value of $.001; 4,000,000,000 shares authorized as of December 31, 2018 and December 31, 2017; 1,891,617,372 shares issued and outstanding as of December 31, 2018; 1,159,706,457 shares issued and outstanding as of December 31, 2017	104,170	1,891,617	1,159,706
Additional Paid-In Capital	35,404,015	32,424,179	23,459,809
Accumulated Deficit	(36,281,611)	(35,018,351)	(31,662,414)
TOTAL SHAREHOLDERS' DEFICIT	(773,426)	(702,555)	(7,041,899)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,364,232	$ 1,374,978	$ 801,635